Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
Year	Summary Compensation Table Total for First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(1)(2)	Compensation Actually Paid to First PEO ($)(1)(3)	Compensation Actually Paid to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)(7)	Adjusted EBITDA ($ Millions)(8)
							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	—	6,721,355	—	7,642,078	1,954,108	2,094,025	69	137	(154.1)	272.0
2022	—	7,028,222	—	3,969,021	2,658,920	678,130	61	118	241.2	231.2
2021	4,736,187	8,420,877	3,227,659	10,028,492	2,615,880	2,711,700	73	141	66.5	434.2
2020	5,847,463	—	7,717,959	—	1,963,108	2,365,166	87	111	0.5	375.3

(1)
James P. Hallett was our PEO in 2020 (First PEO). In 2021, Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO), and Mr. Hallett stepped down from the PEO role on March 31, 2021. Mr. Kelly was our PEO in 2022 and 2023. The Non-PEO NEOs included in these columns reflect the following:

•
2023: Brad S. Lakhia; Scott A. Anderson; James P. Coyle; Sriram Subrahmanyam; James E. Money; and Justin T. Davis.

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin T. Davis; and James P. Coyle.

•
2020: Eric M. Loughmiller; Peter J. Kelly; John C. Hammer; and Thomas J. Fisher.

(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2023 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2023 for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2023 PEO	2023 Non-PEO NEOs
SCT Total	$6,721,355	$1,954,108
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,783,508)	$(897,285)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$4,966,098	$898,217
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$2,061,529	$297,793
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	$368
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$94,056	$14,165
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(1,417,452)	$(173,341)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$7,642,078	$2,094,025
(4)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(5)
The amounts in this column assume the investment of $100 on December 31, 2019 in the Company’s common stock and reinvestment of all dividends since that date.

(6)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.

(7)
Amounts reflect the Company’s net income as reported in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA (a non-GAAP measure), as defined on page 33, was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
James P. Hallett was our PEO in 2020 (First PEO). In 2021, Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO), and Mr. Hallett stepped down from the PEO role on March 31, 2021. Mr. Kelly was our PEO in 2022 and 2023. The Non-PEO NEOs included in these columns reflect the following:
•
2023: Brad S. Lakhia; Scott A. Anderson; James P. Coyle; Sriram Subrahmanyam; James E. Money; and Justin T. Davis.

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin T. Davis; and James P. Coyle.

•
2020: Eric M. Loughmiller; Peter J. Kelly; John C. Hammer; and Thomas J. Fisher.

Peer Group Issuers, Footnote
(6)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2023 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2023 for purposes of this disclosure.
Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2023 PEO	2023 Non-PEO NEOs
SCT Total	$6,721,355	$1,954,108
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,783,508)	$(897,285)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$4,966,098	$898,217
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$2,061,529	$297,793
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	$368
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$94,056	$14,165
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(1,417,452)	$(173,341)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$7,642,078	$2,094,025

Non-PEO NEO Average Total Compensation Amount	$ 1,954,108	$ 2,658,920	$ 2,615,880	$ 1,963,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,094,025	678,130	2,711,700	2,365,166
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2023 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2023 for purposes of this disclosure.
Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2023 PEO	2023 Non-PEO NEOs
SCT Total	$6,721,355	$1,954,108
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,783,508)	$(897,285)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$4,966,098	$898,217
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$2,061,529	$297,793
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	$368
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$94,056	$14,165
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(1,417,452)	$(173,341)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$7,642,078	$2,094,025
(4)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA * PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
In accordance with Item 402(v) requirements, we are providing the following unranked list of the financial performance measures that the Company considers to have been most important in linking the CAP to the PEO and Non-PEO NEOs in 2023 as set forth in the table above and Company performance:
•
Adjusted EBITDA

•
Stock Price

•
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 69	61	73	87
Peer Group Total Shareholder Return Amount	137	118	141	111
Net Income (Loss)	$ (154,100,000)	$ 241,200,000	$ 66,500,000	$ 500,000
Company Selected Measure Amount	272,000,000	231,200,000	434,200,000	375,300,000
PEO Name	Mr. Kelly	Mr. Kelly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(8) Adjusted EBITDA (a non-GAAP measure), as defined on page 33, was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
James P. Hallett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,736,187	$ 5,847,463
PEO Actually Paid Compensation Amount			3,227,659	7,717,959
Peter J. Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,721,355	7,028,222	8,420,877
PEO Actually Paid Compensation Amount	7,642,078	$ 3,969,021	$ 10,028,492
PEO | Peter J. Kelly [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,783,508)
PEO | Peter J. Kelly [Member] | Fair Value At Year End Of Awards Granted, Outstanding And Unvested At Covered Fiscal Year [ Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,966,098
PEO | Peter J. Kelly [Member] | Change In Fair Value Of Awards Granted In Any Prior Fiscal Year Outstanding And Unvested At Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,061,529
PEO | Peter J. Kelly [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Peter J. Kelly [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,056
PEO | Peter J. Kelly [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417,452)
PEO | Peter J. Kelly [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Peter J. Kelly [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(897,285)
Non-PEO NEO | Peter J. Kelly [Member] | Fair Value At Year End Of Awards Granted, Outstanding And Unvested At Covered Fiscal Year [ Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	898,217
Non-PEO NEO | Peter J. Kelly [Member] | Change In Fair Value Of Awards Granted In Any Prior Fiscal Year Outstanding And Unvested At Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,793
Non-PEO NEO | Peter J. Kelly [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368
Non-PEO NEO | Peter J. Kelly [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,165
Non-PEO NEO | Peter J. Kelly [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,341)
Non-PEO NEO | Peter J. Kelly [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount